Trade accounts receivable (Details Narrative) - Related party member - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade account receivables	R$ 3,500,000	R$ 1,800,000
Interest expense	R$ 39,000,000	R$ 12,000,000